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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20543

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/00

Check here if Amendment [ ]; Amendment Number: _____

 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Arbor Capital LP
Address: One Sansome St., Suite 2900
         San Francisco, CA 94104

Form 13F File Number: _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Befumo
Title: Acount Executive
Phone: (212) 251-3133

Signature, Place and Date of Signing:

       /s/ Robert Befumo                 New York, NY            01/31/01
       ---------------------            -------------            --------
            (Signature)                 (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name
28-________________________   ___________________________________


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FORM 13F-HR/A                                                           12/31/00
REPORTING MANAGER: ING BARINGS LLC                                        PAGE 1
CIK: 0001105318
COMPANY: ARBOR CAPITAL MGMT LLC
VALUATION CURRENCY: USD

        ITEM 1                        ITEM 2         ITEM 3         ITEM 4          ITEM 5                ITEM 6
    NAME OF ISSUER                    TITLE          CUSIP          FAIR          SHARES OF            INVEST. DISC.
                                       OF            NUMBER         MARKET        PRINCIPAL                          SHARED
                                      CLASS                         VALUE          AMOUNT       SOLE     SHARED      OTHER
                                                                                                (A)       (B)         (C)
===================================================================================================================================
INTERWOVEN INC                        OTC EQ       46114T102        659,375      10,000 N  X
NOKIA CORP-SPONSORED ADR              COMMON       654902204      3,480,000      80,000 N  X
VERITAS SOFTWARE CORP                 OTC EQ       923436109     61,250,000     700,000 N  X
                                                                 ----------
     AGGREGATE COLUMN TOTAL                                      65,389,375
                                                                 ==========


                                          ITEM 7                ITEM 8
                                                            VOTING AUTHORITY

                                          MANGER      SOLE      SHARED     NONE
                                                      (A)        (B)       (C)
================================================================================
INTERWOVEN INC                            ARBO       10,000
NOKIA CORP-SPONSORED ADR                  ARBO       80,000
VERITAS SOFTWARE CORP                     ARBO      700,000

     AGGREGATE COLUMN TOTAL